Filed with the Securities and Exchange Commission on March 26, 2003

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                          Pre-Effective Amendment No.                        |_|


                          Post-Effective Amendment No. 115                   |X|

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                          Amendment No. 117                                  |X|

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Numbers, Including Area Code) (602) 952-1100

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

As soon as practical after the effective date of this Registration Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

         -----    immediately upon filing pursuant to paragraph (b)
           X
         -----    on March 28, 2003 pursuant to paragraph (b)

         -----    60 days after filing pursuant to paragraph (a)(1)

         -----    on _________________ pursuant to paragraph (a)(1)

         -----    75 days after filing pursuant to paragraph (a)(2)

         -----    on _________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                     HOWARD
                            CAPITAL APPRECIATION FUND






                                   Prospectus

                                 March 30, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                        HOWARD CAPITAL APPRECIATION FUND

                        45 Rockefeller Plaza, Suite 2000
                               New York, NY 10111
                        Investment Advisor (212) 586-4800
                Shareholder Services: (toll free) (866) 205-0528



                                TABLE OF CONTENTS


RISK/REWARD SUMMARY............................................................3

PERFORMANCE INFORMATION........................................................3

FEES AND EXPENSES OF THE FUND..................................................4

PRINCIPAL INVESTMENT STRATEGIES................................................5

PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................7

MANAGEMENT OF THE FUND.........................................................8

ACCOUNT INFORMATION............................................................8

HOW TO INVEST..................................................................9

SELLING YOUR SHARES...........................................................11

EARNINGS AND TAXES............................................................12

FINANCIAL HIGHLIGHTS..........................................................14

PRIVACY NOTICE................................................................15


More detailed information on all subjects covered in this Prospectus is contained in the Fund's Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares.



RISK/REWARD SUMMARY

INVESTMENT OBJECTIVE

The Fund seeks growth of capital as its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. The Fund focuses on companies in the mid-cap and mid-to-large cap range, although it may invest in companies of any size. Equity securities include common stock, preferred stock, warrants, convertible securities and shares of exchange-trade funds ("ETFs"), such as Standard and Poor's Depositary Receipts ("SPDRs") or Nasdaq-100 shares ("QQQs"). The Fund may sell securities short. The Fund may purchase put and call options on securities and securities indices.


The Advisor employs an investment strategy that is neither pure growth nor pure value. The Advisor searches for either growth at a reasonable price or exceptional value with a catalyst present to create a recognition of that value within a reasonable period of time. The Fund is designed to be a core investment and the Fund may hold cash as part of its portfolio composition strategy.

PRINCIPAL RISKS OF INVESTING

You may lose money by investing in the Fund. Other principal risks you should consider include:

o    The stock market goes down;

o Stocks in the Fund's portfolio may not perform well or may not receive favorable market recognition;

o To the extent the Fund owns smaller capitalization companies, these companies involve greater risk than investing in larger capitalization companies;

o The Fund uses derivatives which may lose money if the Advisor's expectation of movements in the securities markets is wrong;

o    The Fund's short selling activities could cause losses; or

o The Fund may use options on securities indices that may be subject to greater fluctuations in value than an investment in the underlying securities.

WHO MAY WANT TO INVEST

The Fund is intended for investors who:

o Are willing to hold their shares for a long period of time (e.g., in preparation for retirement);

o Are diversifying their investment portfolio by investing in a core mutual fund that invests in mid to large cap companies; and/or

o Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

PERFORMANCE INFORMATION


The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index as well as the Lipper Multi-Cap Growth Fund Index, an index that reflects similar long-term risk and return characteristics as the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


[GRAPH]

Calendar Year Total Returns

2002          -17.29%

2001            0.55%

2000          -24.00%

1999           42.09%



During the period shown in the bar chart, the Fund's highest quarterly return was 25.43% for the quarter ended December 31, 1999 and the lowest quarterly return was -22.48% for the quarter ended September 30, 2002.

Howard Capital Appreciation Fund Average Annual Total Return as of December 31, 2002
                                               Since
                                              Inception
                                    1 Year   (12/29/98)
                                    -------  -----------
Return Before Taxes                -17.29%    -2.79%
Return After Taxes on
    Distributions(1)               -17.29%    -2.88%

Return After Taxes on
    Distributions and Sale
    of Fund Shares(1,2)            -10.62%    -2.22%

S&P 500 Index(3)                   -22.10%    -7.01%
Lipper Multi-Cap Growth
    Fund Index(4)                  -29.82%    -9.05%

(1) After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to present the broad domestic economy. The figures above reflect all dividends reinvested but do not reflect any deductions for fees or expenses.
(4) The Lipper Multi-Cap Growth Fund Index consists of the largest multi-cap growth funds as tracked by Lipper Inc. Multi-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the state period; this calculation does not include sales charges.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees  (fees paid directly
   from your investment) .......................None


Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Investment Advisory Fees ......................1.00%
Distribution (12b-1) Fees .....................0.25%
Other Expenses ................................1.25%
                                               -----
Total Annual Fund Operating Expenses...........2.50%
Less Expense Waiver/Reimbursements............(0.55)%
                                               -----
Net Annual Fund Operating Expenses.............1.95%
                                               =====

* The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until such contractual arrangement is terminated by the Board of Trustees, to ensure that Net Annual Fund Operating Expenses do not exceed 1.95%. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Board of Trustees may terminate this expense reimbursement arrangement at any time.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. The figures below are based on net annual operating expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 year        3 years        5 years      10 years
            ------        -------        -------      --------
             $198         $612          $1,052        $2,275

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in equity securities of mid to large capitalization companies. Mid to large capitalization companies are those whose market capitalization is at least $1 billion in today's market. Under normal market conditions, the Fund's assets will primarily be invested in equity securities, including common stock, preferred stock, warrants, securities convertible into or exchangeable for common stock and shares of ETFs, such as SPDRs and QQQs. If market conditions warrant, up to 20% of the Fund's total assets may be invested in small capitalization stocks. Currently, a small capitalization stock is considered to be one that has a market capitalization of less than $1 billion at the time of investment.

The Fund may engage in short sales of securities. In a short sale, the Fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money.

The Fund will also invest a portion of its portfolio in shares of ETFs. ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. Examples of ETFs in which the Fund may invest include shares of SPDRs, QQQs, Standard & Poor's MidCap 400 Depositary Receipts ("MidCap SPDRs"), World Equity Benchmark Series ("WEBS"), and baskets of Country Securities ("OPALS"). Each of these instruments are derivative securities that are intended to provide investment results that, before expenses, generally correspond to a well-known securities index or basket of securities. The Fund may, however, invest in other ETFs currently available or that may be developed which otherwise meet the Fund's investment objectives.

The Fund may also purchase put and call options on securities in which it may invest and on securities indices. The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. The Fund may lose money on the options it the Advisor's expectation of securities market movements is wrong. A securities index, like the S&P 500, measures the movement of a certain group of securities by assigning relative values to the securities included in the index and fluctuating with changes in the market value of the securities in the index. An option on a securities index gives the Fund the right to receive a cash amount equal to the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date multiplied by a fixed multiplier. If a secondary market exists for the option, the Fund may also sell the put or call option prior to its expiration and realize a profit or loss from the sale.


Although not principal investment strategies, the Fund may invest in corporate debt securities and in securities issued by foreign corporations. The Fund may also invest in a money market fund or hold a substantial cash position (e.g. up to 35%) if the Advisor believes that market conditions warrant reduced exposure to stocks, which may result in the Fund not achieving its investment objective.

The Advisor employs an investment strategy that is neither pure growth nor pure value. The Advisor searches for either growth at a reasonable price or exceptional value with a catalyst present to create a recognition of that value in a reasonable period of time.

Growth is gauged by a combination of growth in earnings, operating income and cash flow. The Advisor will not invest in a company solely because of its high growth, but, rather, must have the reasonable expectation that its long-term growth is sustainable and the company is underpriced by the market.

Value is assessed by estimating the intrinsic value of the company in question. Intrinsic value is reached by an in-depth analysis of the assets and liabilities of the company and the franchise value of its operations. Overall, the Advisor looks for companies with a sustainable operating advantage over their competition.


The Fund anticipates that its portfolio turnover rate may exceed 150%. A high portfolio turnover rate (150% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance. The Advisor believes, however, that while you will likely incur additional transaction costs due to higher rates of portfolio turnover, the process of eliminating the weakest stocks will enhance the overall performance of the Fund when market conditions warrant such activity. Therefore, portfolio turnover will not be a limiting factor in making investment decisions for the Fund.


At the discretion of the Advisor, the Fund may invest up to 100% of its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.


To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses. Also, the yield paid by the money market funds in which the Fund invests will vary with short-term interest rates. During periods of rising interest rates, such money market fund's yield will tend to be lower than prevailing interest rates.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "Risk/Reward Summary." These risks are discussed in more detail below.

Market Decline - A company's stock price or the overall stock market may experience a sudden decline.

Small Capitalization Stocks - Investing in securities of small capitalization companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Securities of these companies may have limited market liquidity.


Exchange Traded Funds - Because the prices of the ETFs in which the Fund invests are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline, that the underlying indices decline or that the financial condition of specific issuers in the underlying indices may become impaired. However, these securities may not fully replicate the performance of the underlying indices. In addition, because these securities will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.


Short Sales - The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain realized will be decreased and the amount of any loss will be increased by any dividends or interest the Fund may be required to pay in connection with the short sale.

Options Risk - Options transactions involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between those markets. A given hedging transaction may not achieve its objective, resulting in possible losses. Decisions as to whether and when to use options involve the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. Options markets may not be liquid in all circumstances and the Fund may not be able to complete or neutralize an options transaction in the manner desired.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR


The registered investment advisor of the Fund is Howard Capital Management, 45 Rockefeller Plaza, Suite 2000, New York, NY 10111. The Advisor has provided asset management services to individual and institutional investors since 1974.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended November 30, 2002, the Advisor received advisory fees of 0.45% of the Fund's average daily net assets, net of waiver.


THE PORTFOLIO MANAGERS

Mr. Jonathan Foster and Mr. Anthony Orphanos are principally responsible for the portfolio management of the Fund. Mr. Foster has been President of the Advisor since joining the firm in 1994. Prior to that, Mr. Foster was President of Jonathan Foster & Co., LP from 1987 to 1994. Mr. Orphanos has been Senior Managing Director of the Advisor since joining the firm in 1998. Prior to that, Mr. Orphanos was Managing Director at Warburg Pincus Asset Management from 1977 to 1998.

ACCOUNT INFORMATION

HOW THE FUND'S SHARES ARE PURCHASED

Shares are priced at net asset value ("NAV"). The NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting the liabilities and dividing the net amount by the number of outstanding shares. In calculating the NAV, the Fund's securities are valued using current market value, if available. Securities for which market quotations are not readily available are valued at their fair market value determined in good faith by or under the supervision of the Board of Trustees of Advisors Series Trust.

WHEN THE FUND'S SHARES ARE PRICED

The NAV is calculated after the close of trading on the New York Stock Exchange ("NYSE"), every day that the NYSE is open. Generally, the NAV is not calculated on days that the NYSE is closed for trading. If the Fund receives your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 p.m., Eastern time, on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV calculated after receipt of your order. For further information, please see the section, "How to Invest" and the SAI.

HOW TO INVEST

OPENING A NEW ACCOUNT

You may purchase shares of the Fund by mail, by wire or through your investment broker. An Account Application accompanies this Prospectus. Please use the Account Application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares, you may call an account representative of the Fund (toll-free) at (866) 205-0528.

PURCHASING SHARES BY MAIL

If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Howard Capital Appreciation Fund") to:

       Howard Capital Appreciation Fund
       c/o U.S. Bancorp Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI 53201-0701

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

       Howard Capital Appreciation Fund
       c/o U.S. Bancorp Fund Services, LLC
       615 East Michigan Street, 3rd Fl.
       Milwaukee, WI 53202

PURCHASING SHARES BY WIRE

To order by wire, you must have a wire account number. Please call the Fund (toll-free) at (866) 205-0528 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the NYSE is open for trading, in order to receive this account number. If you send your purchase by wire without the account number, your order will be delayed. You will be asked to fax your Account Application.

Once you have the account number, your bank or other financial institution may send the wire to the Fund's Custodian with the following instructions:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit:  U.S. Bancorp Fund Services, LLC
         A/C #112-952-137
FFC:     Howard Capital Appreciation Fund
         Shareholder Registration
         Shareholder Account Number (if known)

Your bank or financial institution may charge a fee for sending the wire to the Fund.

PURCHASING THROUGH AN INVESTMENT BROKER

You may buy and sell shares through the Fund's approved brokers and their agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker's name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund's Prospectus.

Please contact your broker to see if they are an approved Broker of the Fund for additional information.

MINIMUM INVESTMENTS

Your initial purchase must be at least $1,000. However, if you are purchasing shares through an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan, as described below, your initial purchase must be at least $500. Exceptions may be made at the Fund's discretion.

ADDITIONAL INVESTMENTS

Additional purchases may be made for $100 or more. Exceptions may be made at the Fund's discretion. You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the addresses listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

You may also make additional purchases by wire or through a Broker. Please follow the procedures described above under the headings "Purchasing Shares by Wire" or "Purchasing Through an Investment Broker."


The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling toll free (877) 560-6823. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.


AUTOMATIC INVESTMENT PLAN

You may make regular monthly investments in the Fund using the Automatic Investment Plan. You may arrange for your bank or financial institution to transfer a predetermined amount (but not less than $100). When the Fund receives the transfer, it will invest the amount in additional shares of the Fund at the next calculated net asset value. You may request an Application for the Automatic Investment Plan by calling the Fund (toll free) at (866) 205-0528. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

OTHER POLICIES


The Fund may waive the minimum investment requirements for purchases by certain groups or retirement plans. All investments must be made in U.S. funds, and checks must be drawn on U.S. banks. Third party checks are not accepted. The Fund may charge you if your check is returned for insufficient funds. The Fund reserves the right to reject any investment, in whole or in part. The IRS requires that you provide the Fund or your Broker with a taxpayer identification number and other information upon opening an account. You must specify whether you are subject to backup withholding. Otherwise, you may be subject to backup withholding. Shares of the Fund have not been registered for sale outside of the United States.


SELLING YOUR SHARES

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next net asset value calculated for the Fund after receiving your order. You may sell your shares by mail, wire or through a Broker.

SELLING YOUR SHARES BY MAIL


You may redeem your shares by sending a written request to the Fund. You must give your account number and state the dollar amount or the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please contact the Fund's Transfer Agent in advance at (866) 205-0528 if you have any questions. Send your written request to the Fund at:


       Howard Capital Appreciation Fund
       c/o U.S. Bancorp Fund Services, LLC
       P.O. Box 701
       Milwaukee, WI 53201-0701

If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other NASD member firms. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payment of proceeds for up to seven days as permitted by Federal securities laws.

SELLING YOUR SHARES BY TELEPHONE


If you completed the "Redemption by Telephone" section on the Account Application, you may sell your shares by calling the Shareholder Servicing Agent (toll free) at (866) 205-0528. Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Fund's shareholder records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on your Account Application. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund. Telephone redemptions may not be made for retirement plan accounts.


The Fund will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions. The Fund may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed.

You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (not a notarization). The Fund may modify or terminate your telephone privileges after giving you 60 days' notice. Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

PAYMENT OF REDEMPTION PROCEEDS

Redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets the requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with SEC rules. If you made your initial purchase by wire, payment of your redemption proceeds for those shares will not be made until one business day after the completed Account Application is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

AUTOMATIC WITHDRAWAL PLAN

You may request that a predetermined amount be sent to you each month or quarter. Your account must have a value of at least $10,000 for you to be eligible to participate in the Automatic Withdrawal Plan. The minimum withdrawal is $50. You may request an Application for the Automatic Withdrawal Plan by calling the Fund (toll-free) at (866) 205-0528. The Fund may modify or terminate this Plan at any time. You may terminate your participation in this Plan by calling the Fund.

MINIMUM ACCOUNT BALANCE

Due to the relatively high cost of managing small accounts, if the value of your account falls below $1,000, the Fund may redeem your shares. However, the Fund will give you 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Board of Trustees believes this policy to be in the best interests of all shareholders.

EARNINGS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gain distributions are normally declared and paid by the Fund to its shareholders in December of each year. The Fund may also make periodic dividend payments and distributions at other times in its discretion.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.


Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.


TAXES


The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution Plan permits the Fund to pay the Advisor, as Distribution Coordinator, for the sale and distribution of its shares at an annual rate of 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP. Their report and the Fund's financial statements are included in the Fund's annual report, which is available upon request.



For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                           Dec. 29, 1998*
                                                            Year Ended November 30            Through
                                                     2002           2001           2000^   Nov. 30, 1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.98         $10.73         $12.04          $10.00
                                                    ------          ------         ------          ------
Income from investment operations:                  (0.07)          (0.02)         (0.04)           0.00
  Net investment income/(loss)                      (1.52)           0.39          (1.27)           2.04
                                                    ------           ----          ------           ----
  Net realized and unrealized gain/(loss) on        (1.59)           0.37          (1.31)           2.04
                                                    ------           ----          ------           ----
   Investments

Total from investment operations

Less distributions:
 From net investment income                         (0.03)           0.00**         0.00**          0.00
                                                     -----           ----           ----            ----
 From realized gain from security transactions       0.00           (0.12)          0.00            0.00
                                                     ----           ------          ----            ----
Total distributions                                 (0.03)          (0.12)          0.00            0.00
                                                    ------          ------          ----            ----

Net asset value, end of period                      $9.36           $10.98         $10.73          $12.04
                                                    =====           ======         ======          ======
Total return                                       (14.53%)         3.50%         (10.86%)         20.40%++

Ratios/supplemental data:
Net assets, end of period (thousands)              $10,119         $11,304         $13,835         $9,992
Ratio of expenses to average net assets:
 Before expense reimbursement                       2.50%           2.42%           2.01%          4.39%+
                                                    1.95%           1.95%           1.95%          1.95%+
 After expense reimbursement

Ratio of net investment (loss)/income to average   (0.74%)         (0.17%)         (0.26%)         0.07%+
 net assets                                       187.57%         181.51%         211.31%        200.78%
   After expense reimbursement

Portfolio turnover rate
------------------------------------------------ ------------- ----------------- ------------ --------------

*    Commencement of operations.
**   Amount distributed represents less than one-half cent per share.
+    Annualized.
++   Not annualized.
^    Computed using average shares outstanding.


                                 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.


                                     Advisor
                            Howard Capital Management
                        45 Rockefeller Plaza, Suite 2000
                               New York, NY 10111
                                 (212) 586-4800

                                   Distributor
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                         U.S. Bank, National Association
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                        615 East Michigan Street, 3rd Fl.
                               Milwaukee, WI 53202
                                 (866) 205-0528

                         Independent Public Accountants
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                           55 Second Street, 24th Fl.
                          San Francisco, CA 94105-3441



                        Howard Capital Appreciation Fund
                 a series of Advisors Series Trust (the "Trust")


For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        Howard Capital Appreciation Fund
                       c/o U.S. Bancorp Fund Services, LLC
                        615 East Michigan Street, 3rd Fl.
                               Milwaukee, WI 53202
                                 (866) 205-0528

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

        (The Trust's SEC Investment Company Act file number is 811-07959)



                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 28, 2003


                        HOWARD CAPITAL APPRECIATION FUND
                        a series of Advisors Series Trust
                              45 Rockefeller Plaza
                               New York, NY 10111
                                 (212) 586-4800

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated March 28, 2003, as may be revised, of the Howard Capital Appreciation Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Howard Capital Management (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus may be obtained by contacting the Fund at the above address or telephone number.

The Fund's financial statements for the fiscal year ended November 30, 2002, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.



                                TABLE OF CONTENTS
THE TRUST......................................................................2
INVESTMENT OBJECTIVES AND POLICIES.............................................2
MANAGEMENT....................................................................19
THE FUND'S SERVICE PROVIDERS..................................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................27
PORTFOLIO TURNOVER............................................................29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................29
DETERMINATION OF NET ASSET VALUE..............................................31
DIVIDENDS AND DISTRIBUTIONS...................................................34
TAX MATTERS...................................................................35
PERFORMANCE INFORMATION.......................................................38
ANTI-MONEY LAUNDERING PROGRAM.................................................41
GENERAL INFORMATION...........................................................41
FINANCIAL STATEMENTS..........................................................44
APPENDIX A....................................................................45
APPENDIX B....................................................................47


                                THE TRUST


The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.


The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                       INVESTMENT OBJECTIVES AND POLICIES


The investment objective of the Fund is growth of capital, with a secondary objective of providing income. Prior to March 28, 2002, the Fund was known as the "Howard Equity Fund."

The Fund is diversified under applicable federal laws. Under such laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds its for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.


The following discussion supplements the discussion of the Fund's investment objectives and policies as set forth in the Prospectus. There can be no assurance the objectives of the Fund will be achieved.

Convertible  Securities  and  Warrants.  The  Fund  may  invest  in  convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Corporate Debt Securities. The Fund may invest up to 25% of its assets in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P) or Baa by Moody's Investors Service, Inc. ("Moody's"), commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Foreign Investments. The Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary
Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company
which  evidence   ownership  of  underlying   securities  issued  by  a  foreign
corporation.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. Foreign securities in which the Fund invests may be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Options on Securities. The Fund may purchase put and call options on securities in which it may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased. The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary  markets  on an  exchange  may not  exist or may not be  liquid  for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities. A covered call option involves the Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction. The Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund's orders.

Securities Index Options. The Fund may purchase and write exchange-listed and over-the-counter ("OTC") put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on a particular industry or market segment.

The expiration cycles of securities index options are monthly. An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Prior to their expirations, put and call options on stock indices may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, or options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. When the Fund has purchased an option and engaged in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction.

There are several risks associated with transactions in options on securities indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuations than an investment in the underlying instruments themselves. A liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures and Options on Futures. The Fund may enter into interest rate and stock index futures contracts and purchase and write (sell) options on stock index futures traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions and increasing return.

The Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net assets after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. Although the Fund is limited in the amount of assets it may invest in futures transactions, there is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities.

Futures Contracts. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities indices are capitalization weighted indices which reflect the market value of the securities listed on the indices. A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or liquid securities acceptable to the broker, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

Options on Futures Contracts. The Fund may purchase and write put and call options on index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on an index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

Asset Coverage for Options, Futures and Options on Futures. The Fund will comply with guidelines established by the SEC with respect to coverage of options written by the Fund on indices; interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid high-grade debt securities or other securities that are acceptable as collateral to the appropriate regulatory authority. A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. A Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Forward Currency Contracts. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the U.S. dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.


Exchange Traded Funds. The Fund may invest in shares of various Exchange Traded Funds ("ETFs"), such as Standard & Poor's Depositary Receipts ("SPDRs") and S&P MidCap 400 Depositary Receipts ("MidCap SPDRs"), Nasdaq-100 Trust ("QQQs"), World Equity Benchmark Series ("WEBS"), Dow Jones Industrial Average instruments ("DIAMONDS") and baskets of Country Securities ("OPALS"). ETFs are derivative securities whose value follows a well-known securities index or basket of securities.


SPDRs, MidCap SPDRs and QQQs are designed to follow the performance of the S&P 500 Index, the S&P MidCap 400 Index and the Nasdaq-100 Index (the "Underlying Indices"), respectively, WEBS are currently available in 17 varieties, each designed to follow the performance of a different Morgan Stanley Capital International country index. DIAMONDS are designed to follow the performance of the Dow Jones Industrial Average, which tracks the composite stock performance of 30 major U.S. companies in a diverse range of industries.

OPALS track the performance of adjustable baskets of stocks owned by Morgan Stanley Capital (Luxembourg) S.A. (The "Counterparty") until a specified maturity date. Holders of OPALS will receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks and certain amounts, net of expenses. On the maturity date of the OPALS, the holders will receive the physical securities comprising the underlying baskets. OPALS, like many of these types of instruments, represent an unsecured obligation and therefore carry with them the risk that the Counterparty will default and the Fund may not be able to recover the current value of its investment.


Because the prices of the ETFs in which the Fund invests are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline, that the underlying indices decline or that financial condition of specific issuers in the underlying indices may become impaired. However, these securities may not fully replicate the performance of the underlying indices. In addition, because these securities will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.


In addition, because WEBS mirror the performance of a single country index, an economic downturn in a single country could significantly adversely affect the price of the WEBS for that country.

SPDRs and MidCap SPDRs. SPDRs and MidCap SPDRs ("Spiders") are interests in a unit investment trust ("UIT") and are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Underlying Indices. This trust is sponsored by a subsidiary of the American Stock Exchange. Spiders may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs.

The UIT will issue Spiders in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities of the Underlying Indices, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Underlying Indices and the net asset value of a Portfolio Deposit.

Spiders are not individually redeemable, except upon termination of the UIT. To redeem, the Fund may accumulate enough Spiders to reconstitute a Creation Unit. The Liquidity of small holdings of Spiders, therefore, will be depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Spiders is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Spiders is based on a basket of stocks. Disruptions in the markets for the securities underlying Spiders purchased or sold by the Fund would result in losses on Spiders. Trading in Spiders involves risks similar to the risks involved in the writing of options on securities. QQQs are interests in a UIT and are American Stock Exchange-traded securities that represent ownership in the Nasdaq-100 Index Tracking Stock Trust, which has been established to hold all of the common stocks of the Underlying Index. This trust is sponsored by the Nasdaq Investment Product Services, Inc.

The UIT will issue QQQs only in aggregations known as Creation Units in exchange for a Portfolio Deposit consisting of (a) a specified portfolio of securities of the Underlying Index and (b) a cash payment, if any, equal to the accumulated dividends of the securities net of expenses.

QQQs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough QQQs to reconstitute a Creation Unit. The liquidity of small holdings of QQQs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive securities and a cash payment based on the net asset value of the UIT.

The price of QQQs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for QQQs is based on a basket of stocks. Disruptions in the markets for the securities underlying QQQs purchased or sold by the Fund would result in losses on QQQs. Trading in QQQs involves risks similar to the risks involved in the writing of options on securities.


In general, the Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940 (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. In addition, there is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. The Fund may also invest in shares of other ETFs currently available or that may be developed that otherwise meet the Fund's investment objective.

Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities, Forward Commitments and Delayed Settlements. The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain an advantageous price.

The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Borrowing. The Fund may borrow money from banks for leverage, from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to one-third of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Lending Portfolio Securities. The Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

Short Sales. The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

The Fund also must put in a segregated account an amount of cash or securities equal to the difference between (a) the market value of the securities sold short and (b) any cash of securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Until the Fund replaces the borrowed security, it must fairly maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral with equal the current market value of the securities sold short. The dollar amount of short sales (not including short sales against-the-box) may not exceed 33-l/3% of the net assets of the Fund at the time of entering into the short sale and may not exceed 50% of the net assets of the Fund at any time.

Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Government Obligations. The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.


Investment Company Securities. The Fund may invest in shares of other investment companies or mutual funds. For example, the Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses. In addition, the Fund's investments in shares of ETFs are subject to its limitations on investments in other investment companies.


Investment Restrictions
The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund is diversified. This means that as to 75% of its total assets (1) no more than 5% may be in the securities of a single issuer, (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.

In addition, the Fund may not:

1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks for leverage, for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding one-third of its total assets (including the amount borrowed) and (ii) this restriction shall not prohibit the Fund from engaging in options, futures and foreign currency transactions or short sales.

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions, except that the Fund may borrow money from banks to purchase securities.

3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities).

5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell futures contracts and related options and foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission.

7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law.

2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.


The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships or trusteeships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

----------------------- ----------- -------------------- ----------------------------- -----------------------------------
                          Position   Term of Office and
      Name, Address         with       Length of Time     Principal Occupation During
         and Age         the Trust         Served               Past Five Years             Other Directorships Held
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Independent Trustees of the Trust
--------------------------------------------------------------------------------------------------------------------------
Walter E. Auch*         Trustee     Indefinite term      Management Consultant         Director, Nicholas-Applegate
  (born 1921)                       since February 1997.                               Funds, Citigroup, Pimco Advisors
2020 E. Financial Way                                                                  LLP and Senele Group.
Glendora, CA 91741
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Donald E. O'Connor*     Trustee     Indefinite term      Financial Consultant;         Independent Director, The Forward
  (born 1936)                       since February 1997. formerly Executive Vice       Funds.
2020 E. Financial Way                                    President and Chief Operating
Glendora, CA 91741                                       Officer of ICI Mutual
                                                         Insurance Company (until
                                                         January 1997).
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
George T. Wofford III*  Trustee     Indefinite term      Senior Vice President,        None.
  (born 1939)                       since February 1997. Information Services, Federal
2020 E. Financial Way                                    Home Loan Bank of San
Glendora, CA 91741                                       Francisco.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
James Clayburn LaForce* Trustee     Indefinite term      Dean Emeritus, John E.        Director, The Payden & Rygel
  (born 1927)                       since May 2002.      Anderson Graduate School of   Investment Group, The
2020 E. Financial Way                                    Management, University of     Metzler/Payden Investment Group,
Glendora, CA 91741                                       California, Los Angeles.      PIC Investment Trust, PIC Small
                                                                                       Cap Portfolio, PIC Balanced
                                                                                       Portfolio, PIC Growth Portfolio,
                                                                                       PIC Mid Cap Portfolio, Provident
                                                                                       Investment Counsel Institutional
                                                                                       Money Market Fund, BlackRock
                                                                                       Funds, Jacobs Engineering, Arena
                                                                                       Pharmaceuticals, Cancervax.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
George J. Rebhan*       Trustee     Indefinite term      Retired; formerly President,  Trustee, E*TRADE Funds.
  (born 1934)                       since May 2002.      Hotchkis and Wiley Funds
2020 E. Financial Way                                    (mutual funds) from 1985 to
Glendora, CA 91741                                       1993.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Interested Trustee of the Trust
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Eric M. Banhazl**       Trustee     Indefinite term      Senior Vice President, U.S.   None.
  (born 1957)                       since February 1997. Bancorp Fund Services, LLC
2020 E. Financial Way                                    since July 2001; Treasurer,
Glendora, CA 91741                                       Investec Funds; formerly,
                                                         Executive Vice President,
                                                         Investment Company
                                                         Administration, LLC;
                                                         ("ICA") (mutual fund
                                                         administrator and the Fund's
                                                         former
                                                         administrator).
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Officers of the Trust
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Eric M. Banhazl         President   Indefinite term      See Above.                    See Above.
  (see above)           (Interested since February 1997.
                        Trustee -
                        see above.)
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
John S. Wagner          Treasurer   Indefinite term      Assistant Vice President,     None.
  (born 1965)                       since September      Compliance and
615 East Michigan St.               2002.                Administration,
Milwaukee, WI 53202                                      U.S. Bancorp Fund Services,
                                                         LLC since June 1999.
----------------------- ----------- -------------------- ----------------------------- -----------------------------------
Chad E. Fickett         Secretary   Indefinite term      Compliance Administrator,     None.
  (born 1973)                       since March 2002.    U.S. Bancorp Fund Services,
615 East Michigan St.                                    LLC since July 2000.
Milwaukee, WI 53202
----------------------- ----------- -------------------- ----------------------------- -----------------------------------

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.

Compensation. Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.





                                  Aggregate        Pension or Retirement    Estimated Annual    Total Compensation
                              Compensation From     Benefits Accrued as       Benefits Upon      from Trust(2) Paid
   Name of Person/Position        the Trust(1)     Part of Fund Expenses       Retirement           to Trustees
---------------------------- --------------------- ----------------------- -------------------- --------------------
Walter E. Auch, Trustee            $19,500                  None                  None                $19,500
---------------------------- --------------------- ----------------------- -------------------- --------------------
Donald E. O'Connor, Trustee        $19,500                  None                  None                $19,500
---------------------------- --------------------- ----------------------- -------------------- --------------------
George T. Wofford III,             $19,000                  None                  None                $19,000
Trustee
---------------------------- --------------------- ----------------------- -------------------- --------------------
James Clayburn LaForce,            $10,000                  None                  None                $10,000
Trustee(3)
---------------------------- --------------------- ----------------------- -------------------- --------------------
George J. Rebhan, Trustee(3)       $10,500                  None                  None                $10,500
---------------------------- --------------------- ----------------------- -------------------- --------------------




1 For the fiscal year ended November 30, 2002.

2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended November 30, 2002, trustees fees and expenses in the amount of $5,801 was allocated to the Fund.

3 Newly appointed to the Board as of May 1, 2002.

Fund Shares Beneficially Owned by Trustees. As of December 31, 2002, Mr. Wofford, an Independent Trustee of the Trust, beneficially owned shares of the Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially owned shares of the Fund.

Control Persons, Principal Shareholders, and Management Ownership. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 4, 2003, the following shareholders were considered to be either a control person or principal shareholder of the Fund:



----------------------------------- -------------------- -----------------------
Name and Address                        % Ownership        Type of Ownership
----------------------------------- -------------------- -----------------------
Charles Schwab & Co.
101 Montgomery Street                     34.40%                 Record
San Francisco, CA  94104-4122
----------------------------------- -------------------- -----------------------



The Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.

Board Committees. The Trust has two standing committees: The Audit Committee and the Valuation Committee.


The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustee. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.


The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed and did not meet with respect to the Fund during the Fund's last fiscal year.


The Advisor

Howard Capital Management acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Harold N. Howard controls the Advisor through his ownership of over 25% of the Advisor and his position as Chairman and Director of the Advisor. Jonathan R. Foster controls the Advisor through his ownership of over 25% of the Advisor and his position as President, Chief Executive Officer and Director of the Advisor. David H. Weiss (Senior Vice President of the Advisor), Anthony Orphanos (Chief Investment Officer of the Advisor) and Gilbert S. Havens (Chief Operating Officer) control the Advisor through their respective positions with the Advisor. Subject to such policies as the Board of Trustees may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory
Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Advisor continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.


In reviewing the Advisory Agreement on behalf of the Fund at a meeting of the Board on December 12 and 13, 2002, the Board, including the Independent Trustees, took into consideration: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; and (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor. After reviewing various information, the Board of Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Fund and is capable to offer its services to the Fund, the respective performance of the Fund compared with other investment companies of similar investment objectives and size was acceptable, the fees paid by the Fund to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies of similar objectives and size and the Advisor' brokerage practices were reasonable efficient.


Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In the event the operating expenses of the Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund's expense limitation, the Advisor shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Advisor shall be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.



For the fiscal year ended November 30, 2002, the Fund paid $44,225 in advisory fees. During the same period, the Advisor waived an additional $54,268 in advisory fees. For the fiscal year ended November 30, 2001, the Fund paid $60,945 in advisory fees. During the same period, the Advisor waived an additional $53,491 in advisory fees. For the fiscal year ended November 30, 2000, the Fund paid $164,764 in advisory fees. During the same period, the Advisor waived an additional $10,858 in advisory fees.

                          THE FUND'S SERVICE PROVIDERS

Fund Administrator. Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC (the "Administrator") acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days' written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement. For the fiscal years ended November 30, 2002, 2001, and 2000, the Administrator received fees of $29,999, $30,000, and $36,091, respectively.

Custodian and Transfer Agent. U.S. Bank, National Association, located at 425 Walnut St., Cincinnati, Ohio 45201, acts as Custodian of the securities and other assets of the Fund. U.S. Bancorp Fund Services, LLC also acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

Independent Accountants and Legal Counsel. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent accountants for the Fund. Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, CA 94104 is counsel to the Fund.

Distributor. The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).


Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund will pay distribution and related expenses up to 0.25% of its average daily net assets to the Advisor as Distribution Coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust.

The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Trustees have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.


For fiscal year ended November 30, 2002, the Fund paid fees of $24,623 under the Plan, of which $13,507 was paid out as selling compensation to dealers, $7,199 was paid out to the Distributor, $2,287 was for reimbursement of printing, postage and office expenses, and $1,355 was for reimbursement of advertising and marketing expenses, and $275 was for other, miscellaneous expenses.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts or mutual Fund managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of its shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


For the fiscal year ended November 30, 2002, the Fund paid $43,487 in brokerage commissions. For the fiscal year ended November 30, 2001, the Fund paid $30,133 in brokerage commissions. For the fiscal year ended November 30, 2000, the Fund paid $66,352 in brokerage commissions, of which $16,377 was paid to firms for research, statistical or other services provided to the Advisor.


                               PORTFOLIO TURNOVER


Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal years ended November 30, 2002, 2001 and 2000, the Fund had a portfolio turnover rate of 200.78%, 187.57% and 181.51%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

Signature Guarantees. To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000.
Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

Delivery of redemption proceeds. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind. The Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Automatic Investment Plan. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                        DETERMINATION OF NET ASSET VALUE


The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of November 30, 2002 is as follows:



                        Net Assets
             ---------------------------------  =    Net Asset Value Per Share
                    Shares Outstanding

                       $10,119,239
             ---------------------------------  =              $9.36
                        1,080,635

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.


An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. If an options exchange closes after the time at which the Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.



                           DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.


                                   TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has qualified and intends to continue to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policies, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be a capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain  options,  futures  contracts and forward  contracts that are subject to
Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts and foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.


Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may also apply to non-US investors. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.




                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.


Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. ("Lipper"), Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

The Fund's quotations of average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average Annual Total Return.

Average Annual Total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formulas:

                                 P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Total return, or "T" in the above formula, is computed by finding the compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended November 30, 2002 was as follows:

         One Year                                              -14.53%
         Since Inception (December 29, 1998)                    -1.31%

During this period certain fees and expenses of the Fund were either waived or reimbursed. Accordingly, total return is higher than it would have been had these fees and expenses not been waived or reimbursed.

Average  Annual  Total  Return  (after  Taxes  on  Distributions).   The  Fund's
quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended November 30, 2002 was as follows:

         One Year                                              -14.62%
         Since Inception (December 29, 1998)                    -1.40%

During this period certain fees and expenses of the Fund were either waived or reimbursed. Accordingly, total return is higher than it would have been had these fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions). The Fund's quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions and redemptions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended November 30, 2002 was as follows:

         One Year                                               -8.92%
         Since Inception (December 29, 1998)                    -1.05%

During this period certain fees and expenses of the Fund were either waived or reimbursed. Accordingly, total return is higher than it would have been had these fees and expenses not been waived or reimbursed.


                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.



                               GENERAL INFORMATION


Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders annually.

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous effective series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.


The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.


The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.


The Board, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.



                              FINANCIAL STATEMENTS


The annual report for the Fund for the fiscal year ended November 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.




                                   APPENDIX A

                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B

                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


                                     PART C


                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)  Bylaws dated  October 3, 1996 was  previously  filed with the  Registration
     Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 19, 1998 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g)  Form of  Custody  Agreement is filed herewith.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on September 16, 2002 and is incorporated herein by reference.

(i) Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 17, 2000 and is incorporated herein by reference.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Advisor was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's  Declaration of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated March 27, 2002. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriters.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust                Investec Funds
           Alpine Equity Trust                     Jacob Internet Fund
           Alpine Series Trust                 The Jensen Portfolio, Inc.
     Alternative Investment Advisors                  Kenwood Funds
            Blue & White Fund                   Kit Cole Investment Trust
         Brandes Investment Trust              Light Revolution Fund, Inc.
      Brandywine Advisors Fund, Inc.                The Lindner Funds
           Brazos Mutual Funds                         LKCM Funds
     Builders Fixed Income Fund, Inc.     Matrix Asset Advisor Value Fund, Inc.
            CCM Advisors Funds                     Monetta Fund, Inc.
       CCMA Select Investment Trust                   Monetta Trust
        Country Mutual Funds Trust                     MUTUALS.com
            Cullen Funds Trust                 MW Capital Management Funds
          DAL Investment Company                     Optimum Q Funds
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
----------------------------------------- --------------------------------------


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- -------------------------------------------
Records Relating to:               Are located at:
---------------------------------- -------------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- -------------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- -------------------------------------------
Registrant's Investment Advisor    Howard Capital Management
                                   45 Rockefeller Plaza, Suite 2000
                                   New York, NY 10111
---------------------------------- -------------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of March, 2003.


                                               ADVISORS SERIES TRUST

                                               By: /s/Eric M. Banhazl*
                                                   ----------------------------
                                                   Eric M. Banhazl
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on March 26, 2003.

Signature                               Title

Eric M. Banhazl*                        President and Trustee
--------------------------
Eric M. Banhazl

Walter E. Auch*                         Trustee
--------------------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
--------------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
--------------------------
George T. Wofford III

George J. Rebhan*                       Trustee
--------------------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
--------------------------
James Clayburn LaForce

/s/ John S. Wagner                      Treasurer and Principal Financial
--------------------------              and Accounting Officer
John S. Wagner


        * /s/ John S. Wagner
        --------------------------
            John S. Wagner
            Attorney-in-Fact pursuant to
            Power of Attorney.



EXHIBIT INDEX

      Exhibit                                             Exhibit No.
      -----------                                         -------------
      Form of Custody Agreement                              EX-99.g.
      Consent of Auditor                                     EX-99.j.